Statement of Net Asset Available for Benefit (Statement) - Disney Hourly Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Net Asset Available for Benefit [Line Items]
Plan’s share of the net assets of the Disney Savings Plan Master Trust at fair value	$ 1,836,145	$ 1,506,893
Notes receivable from participants	53,595	44,597
Company contributions	3,208	1,941
Participant contributions	3,992	0
Receivables	60,795	46,538
Net Asset Available for Benefit	$ 1,896,940	$ 1,553,431